Accrued maintenance liability	6 Months Ended
Jun. 30, 2025
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability	Accrued maintenance liability
Movements in accrued maintenance liability during the six months ended June 30, 2025 and 2024 were as follows:

	Six Months Ended June 30,
	2025	2024
Accrued maintenance liability at beginning of period	$3,327,347	$2,863,730
Maintenance payments received	462,937	442,130
Maintenance payments returned	(81,268)	(178,364)
Release to income upon sale	(90,637)	(2,766)
Release to income other than upon sale	(76,389)	(112,413)
Lessor contribution, top-ups and other	(73,104)	(33,048)
Accrued maintenance liability at end of period	$3,468,886	$2,979,269